UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Paul R. Fearday
ETF Series Solutions
777 E. Wisconsin Avenue, 4th Floor
Milwaukee, WI 53202
 (Name and address of agent for service)

(414)-765-5346
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  June 30, 2017

Item 1. Reports to Stockholders.

Semi-Annual Report
June 30, 2017

Diamond Hill Valuation-Weighted 500 ETF
Ticker: DHVW

Diamond Hill Valuation-Weighted 500 ETF

Diamond Hill Valuation-Weighted 500 ETF (“DHVW”)

Letter to Shareholders
(Unaudited)

Dear Shareholders:

We appreciate your interest in the Diamond Hill Valuation-Weighted 500 ETF (NYSE:DHVW).

DHVW seeks to track the total return performance, before fees and expenses, of the Diamond Hill Valuation-Weighted 500 Index, a rules-based, proprietary intrinsic value capitalization-weighted index. The Index seeks to generate excess return relative to a comparable U.S. equity market capitalization-weighted strategy over time periods of five years or longer. The long-term time horizon is key – we believe our success should be measured over years, not quarters.

We strongly believe that a company’s intrinsic value is independent of its current price. Our methodology builds on the assumption that markets can behave at times in irrational ways and that, as a result, the price of a company’s stock can de-couple from the intrinsic value of the business. The investment opportunity lies in the ability to identify those times when the current market price does not reflect a company’s intrinsic value. Correctly anticipating cash flows and applying the appropriate discount rate to determine intrinsic value is critical. If successful, the benefit is a forward-looking estimate of value, resulting in a process that tends to underweight those stocks that are overvalued and overweight those that are undervalued – the exact opposite of the approach of many market capitalization-weighted indexes. This forward-looking element is an important distinction to the current price snapshot used by market capitalization-weighted indexes. As a result, we believe DHVW gives advisors and investors a better way to establish broad exposure to the U.S. large cap equity markets.

To learn more about Diamond Hill and the Diamond Hill Valuation-Weighted 500 ETF methodology, please visit our website at www.diamond-hill.com. We remain committed to our methodology and thank you for the confidence you have placed in us.

Sincerely,

Ric Dillon, CFA
Portfolio Manager
Diamond Hill Capital Management, Inc.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Letter to Shareholders
(Unaudited) (Continued)

The views expressed are those of the author as of June 2017, are subject to change, and may differ from the views of other research analysts, portfolio managers, or the firm as a whole. These opinions are not intended to be a forecast of future events, a guarantee of future results, or investment advice.

Investments involve risk. Principal loss is possible. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. The Index relies heavily on proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”). Because the Index is composed based on such Models and Data, when such Models and Data prove to be incorrect or incomplete, the Index and Fund may not perform as expected. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index. The Fund has the same risks as the underlying securities traded on the exchange through the day. Redemptions are limited and often commissions are charged on each trade, and ETFs may trade at a premium or discount to their net asset value.

Past performance is not a guarantee of future results.

Cash flow is the net amount of cash and cash-equivalents moving into and out of a business.

The Diamond Hill Valuation-Weighted 500 Index (the “Index”) is an index of Diamond Hill Capital Management, Inc. and is calculated and distributed by Solactive AG. The index applies a version of the Diamond Hill Investment Model to estimate the intrinsic value of each company. An investment cannot be made directly into an index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus and summary prospectus contain this and other important information about the Fund and are available at diamond-hill.com or by calling 800.617.0004. Read them carefully before investing.

The Diamond Hill Valuation-Weighted 500 ETF is distributed by Quasar Distributors, LLC.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Portfolio Allocation
As of June 30, 2017 (Unaudited)

Percentage of
Sector	Net Assets
Information Technology	23.3%
Financials	17.4
Consumer Discretionary	14.6
Health Care	12.6
Industrials	9.5
Consumer Staples	8.9
Energy	3.7
Telecommunication Services	2.9
Materials	2.6
Utilities	2.5
Real Estate	1.8
Short-Term Investments	0.1
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
June 30, 2017 (Unaudited)

Shares	Security Description	Value

	COMMON STOCKS – 99.8%

	Consumer Discretionary – 14.6%
110	Adient plc – ADR	$7,192
58	Advance Auto Parts, Inc.	6,762
436	Amazon.com, Inc. (a)	422,048
234	Aramark	9,589
28	AutoZone, Inc. (a)	15,973
286	Best Buy Company, Inc.	16,396
172	BorgWarner, Inc.	7,286
75	Burlington Stores, Inc. (a)	6,899
156	CarMax, Inc. (a)	9,837
761	Carnival Corporation	49,899
456	CBS Corporation	29,084
494	Charter Communications, Inc. (a)	166,404
32	Chipotle Mexican Grill, Inc. (a)	13,315
197	Coach, Inc.	9,326
3,760	Comcast Corporation	146,339
439	D.R. Horton, Inc.	15,176
101	Darden Restaurants, Inc.	9,134
280	Delphi Automotive plc	24,542
639	Discovery Communications, Inc. (a)	16,505
199	DISH Network Corporation (a)	12,489
221	Dollar General Corporation	15,932
268	Dollar Tree, Inc. (a)	18,739
45	Domino’s Pizza, Inc.	9,519
117	Expedia, Inc.	17,427
131	Foot Locker, Inc.	6,456
4,137	Ford Motor Company	46,293
330	Gap, Inc.	7,257
143	Garmin, Ltd.	7,297
2,689	General Motors Company	93,927
101	Genuine Parts Company	9,369
313	Goodyear Tire & Rubber Company	10,943
503	Hanesbrands, Inc.	11,649
142	Harley-Davidson, Inc.	7,671
86	Hasbro, Inc.	9,590
230	Hilton Worldwide Holdings, Inc.	14,226

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
June 30, 2017 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Consumer Discretionary (Continued)
1,007	Home Depot, Inc.	$154,474
384	Interpublic Group of Companies, Inc.	9,446
614	Johnson Controls International plc	26,623
196	Kohl’s Corporation	7,579
211	L Brands, Inc.	11,371
352	Las Vegas Sands Corporation	22,489
76	Lear Corporation	10,798
248	Lennar Corporation	13,223
130	Liberty Broadband Corporation (a)	11,153
386	Liberty Interactive Corporation, QVC Group (a)	9,472
269	Lions Gate Entertainment Corporation (a)	7,591
283	LKQ Corporation (a)	9,325
867	Lowe’s Companies, Inc.	67,219
328	Macy’s, Inc.	7,623
289	Marriott International, Inc.	28,990
598	McDonald’s Corporation	91,590
523	MGM Resorts International	16,365
55	Mohawk Industries, Inc. (a)	13,293
461	Netflix, Inc. (a)	68,878
209	Newell Rubbermaid, Inc.	11,207
1,211	Nike, Inc.	71,449
360	Norwegian Cruise Line Holdings, Ltd. (a)	19,544
4	NVR, Inc. (a)	9,642
181	Omnicom Group, Inc.	15,005
88	O’Reilly Automotive, Inc. (a)	19,249
39	Priceline Group, Inc. (a)	72,950
472	PulteGroup, Inc.	11,578
70	PVH Corporation	8,015
327	Ross Stores, Inc.	18,878
253	Royal Caribbean Cruises, Ltd.	27,635
300	Scientific Games Corporation (a)	7,830
4,644	Sirius XM Holdings, Inc.	25,403
1,068	Starbucks Corporation	62,275
391	Target Corporation	20,445
798	Thomson Reuters Corporation	36,939

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
June 30, 2017 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Consumer Discretionary (Continued)
78	Tiffany & Company	$7,322
595	Time Warner, Inc.	59,744
523	TJX Companies, Inc.	37,745
1,791	Twenty-First Century Fox, Inc.	50,757
54	Ulta Salon Cosmetics & Fragrance, Inc. (a)	15,516
268	V.F. Corporation	15,437
315	Viacom, Inc.	10,575
1,293	Walt Disney Company	137,381
78	Whirlpool Corporation	14,946
94	Wyndham Worldwide Corporation	9,439
58	Wynn Resorts Ltd.	7,779
186	Yum China Holdings, Inc. (a)	7,334
328	Yum! Brands, Inc.	24,193
		2,704,204

	Consumer Staples – 8.9%
1,297	Altria Group, Inc.	96,588
396	Archer-Daniels-Midland Company	16,386
224	Brown-Forman Corporation	10,886
141	Bunge, Ltd.	10,519
164	Campbell Soup Company	8,553
175	Church & Dwight Company, Inc.	9,079
81	Clorox Company	10,792
2,670	Coca-Cola Company	119,749
512	Colgate-Palmolive Company	37,955
237	Conagra Brands, Inc.	8,475
184	Constellation Brands, Inc.	35,646
276	Costco Wholesale Corporation	44,141
395	Coty, Inc.	7,410
925	CVS Health Corporation	74,425
121	Dr Pepper Snapple Group, Inc.	11,024
270	Estee Lauder Companies, Inc.	25,915
419	General Mills, Inc.	23,213
195	Hershey Company	20,937
371	Hormel Foods Corporation	12,655

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
June 30, 2017 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Consumer Staples (Continued)
64	Ingredion, Inc.	$7,629
102	J.M. Smucker Company	12,070
254	Kellogg Company	17,643
301	Kimberly-Clark Corporation	38,862
1,394	Kraft Heinz Company	119,382
780	Kroger Company	18,190
89	McCormick & Company, Inc.	8,678
275	Molson Coors Brewing Company	23,743
1,009	Mondelez International, Inc.	43,579
478	Monster Beverage Corporation (a)	23,747
875	PepsiCo, Inc.	101,054
1,017	Philip Morris International, Inc.	119,447
153	Pinnacle Foods, Inc.	9,088
1,675	Procter & Gamble Company	145,976
1,167	Reynolds American, Inc.	75,902
468	Sysco Corporation	23,554
361	Tyson Foods, Inc.	22,609
312	US Foods Holding Corporation (a)	8,493
951	Walgreens Boots Alliance, Inc.	74,473
2,151	Wal-Mart Stores, Inc.	162,788
		1,641,255
	Energy – 3.7%
191	Apache Corporation	9,155
233	Baker Hughes, Inc.	12,701
481	Cabot Oil & Gas Corporation	12,063
299	Cheniere Energy, Inc. (a)	14,564
954	Chevron Corporation	99,531
111	Cimarex Energy Company	10,435
618	ConocoPhillips	27,167
566	Devon Energy Corporation	18,095
104	Diamondback Energy, Inc. (a)	9,236
143	EOG Resources, Inc.	12,944
2,503	Exxon Mobil Corporation	202,067
1,270	Halliburton Company	54,242

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
June 30, 2017 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Energy (Continued)
1,255	Kinder Morgan, Inc.	$24,046
405	Marathon Petroleum Corporation	21,194
302	Occidental Petroleum Corporation	18,081
188	ONEOK, Inc.	9,806
255	Phillips 66	21,086
77	Pioneer Natural Resources Company	12,288
815	Schlumberger, Ltd.	53,659
100	Tesoro Corporation	9,360
1,042	Transocean, Ltd. (a)	8,576
367	Valero Energy Corporation	24,758
378	Williams Companies, Inc.	11,446
		696,500
	Financials – 17.4%
91	Affiliated Managers Group, Inc.	15,093
261	AFLAC, Inc.	20,274
380	Allstate Corporation	33,607
754	Ally Financial, Inc.	15,759
900	American Express Company	75,816
93	American Financial Group, Inc.	9,241
893	American International Group, Inc.	55,830
176	Ameriprise Financial, Inc.	22,403
251	Aon plc	33,370
119	Arch Capital Group, Ltd. (a)	11,102
192	Arthur J Gallagher & Company	10,992
222	Athene Holding, Ltd. (a)	11,013
9,565	Bank of America Corporation	232,047
1,165	Bank of New York Mellon Corporation	59,438
673	BB&T Corporation	30,561
2,589	Berkshire Hathaway, Inc. (a)	438,499
146	BlackRock, Inc.	61,672
464	Capital One Financial Corporation	38,336
317	CBRE Group, Inc. (a)	11,539
1,084	Charles Schwab Corporation	46,569
416	Chubb, Ltd.	60,478

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
June 30, 2017 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Financials (Continued)
104	Cincinnati Financial Corporation	$7,535
161	CIT Group, Inc.	7,841
2,672	Citigroup, Inc.	178,703
563	Citizens Financial Group, Inc.	20,088
299	CME Group, Inc.	37,447
235	CNA Financial Corporation	11,456
151	Comerica, Inc.	11,059
459	Discover Financial Services	28,545
201	E*TRADE Financial Corporation (a)	7,644
128	East West Bancorp, Inc.	7,498
152	Eaton Vance Corporation	7,193
47	Enstar Group, Ltd. (a)	9,337
37	Everest Re Group, Ltd.	9,420
520	Fifth Third Bancorp	13,499
130	First Republic Bank	13,013
427	Franklin Resources, Inc.	19,125
427	Goldman Sachs Group, Inc.	94,751
360	Hartford Financial Services Group, Inc.	18,925
1,083	Huntington Bancshares, Inc.	14,642
579	Intercontinental Exchange, Inc.	38,168
434	Invesco, Ltd.	15,272
3,252	JPMorgan Chase & Company	297,233
901	KeyCorp	16,885
219	Lincoln National Corporation	14,800
351	Loews Corporation	16,430
114	M&T Bank Corporation	18,462
8	Markel Corporation (a)	7,807
450	Marsh & McLennan Companies, Inc.	35,082
1,086	MetLife, Inc.	59,665
175	Moody’s Corporation	21,294
1,697	Morgan Stanley	75,618
72	MSCI, Inc.	7,415
157	Nasdaq, Inc.	11,224
203	Northern Trust Corporation	19,734
367	Old Republic International Corporation	7,168

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
June 30, 2017 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Financials (Continued)
406	PNC Financial Services Group, Inc.	$50,697
314	Principal Financial Group, Inc.	20,118
553	Progressive Corporation	24,382
379	Prudential Financial, Inc.	40,985
141	Raymond James Financial, Inc.	11,311
908	Regions Financial Corporation	13,293
227	S&P Global, Inc.	33,140
143	SEI Investments Company	7,691
404	State Street Corporation	36,251
362	SunTrust Banks, Inc.	20,533
709	Synchrony Financial	21,142
254	T. Rowe Price Group, Inc.	18,849
513	TD Ameritrade Holding Corporation	22,054
97	Torchmark Corporation	7,421
250	Travelers Companies, Inc.	31,633
280	Unum Group	13,056
1,367	US Bancorp	70,975
200	Voya Financial, Inc.	7,378
4,344	Wells Fargo & Company	240,701
115	Willis Towers Watson plc	16,728
107	WR Berkley Corporation	7,401
303	XL Group, Ltd.	13,271
177	Zions Bancorporation	7,772
		3,210,399

	Health Care – 12.6%
666	Abbott Laboratories	32,374
1,880	AbbVie, Inc.	136,319
272	Aetna, Inc.	41,298
218	Agilent Technologies, Inc.	12,930
193	Alexion Pharmaceuticals, Inc. (a)	23,482
64	Align Technology, Inc. (a)	9,608
397	Allergan plc	96,507
221	AmerisourceBergen Corporation	20,891
536	Amgen, Inc.	92,315

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
June 30, 2017 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Health Care (Continued)
198	Anthem, Inc.	$37,250
565	Baxter International, Inc.	34,205
174	Becton, Dickinson and Company	33,949
184	Biogen, Inc. (a)	49,930
863	Boston Scientific Corporation (a)	23,922
1,303	Bristol-Myers Squibb Company	72,603
53	C.R. Bard, Inc.	16,754
197	Cardinal Health, Inc.	15,350
840	Celgene Corporation (a)	109,091
143	Centene Corporation (a)	11,423
222	Cerner Corporation (a)	14,756
211	Cigna Corporation	35,319
39	Cooper Companies, Inc.	9,337
115	DaVita HealthCare Partners, Inc. (a)	7,447
117	DENTSPLY SIRONA, Inc.	7,586
160	Edwards Lifesciences Corporation (a)	18,918
774	Eli Lilly & Company	63,700
539	Express Scripts Holding Company (a)	34,410
942	Gilead Sciences, Inc.	66,675
421	HCA Holdings, Inc. (a)	36,711
51	Henry Schein, Inc. (a)	9,334
166	Hologic, Inc. (a)	7,533
112	Humana, Inc.	26,949
56	IDEXX Laboratories, Inc. (a)	9,040
186	Incyte Corporation (a)	23,419
23	Intuitive Surgical, Inc. (a)	21,514
1,793	Johnson & Johnson	237,196
79	Laboratory Corporation of America Holdings (a)	12,177
230	Mallinckrodt plc (a)	10,306
136	McKesson Corporation	22,377
857	Medtronic plc	76,059
1,967	Merck & Company, Inc.	126,065
19	Mettler-Toledo International, Inc. (a)	11,182
457	Mylan NV (a)	17,741
4,405	Pfizer, Inc.	147,964

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
June 30, 2017 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Health Care (Continued)
86	Quest Diagnostics, Inc.	$9,560
129	Quintiles IMS Holdings, Inc. (a)	11,546
78	Regeneron Pharmaceuticals, Inc. (a)	38,309
102	ResMed, Inc.	7,943
287	Stryker Corporation	39,830
296	Thermo Fisher Scientific, Inc.	51,643
873	UnitedHealth Group, Inc.	161,872
82	Universal Health Services, Inc.	10,011
51	Waters Corporation (a)	9,376
115	WellCare Health Plans, Inc. (a)	20,649
134	Zimmer Biomet Holdings, Inc.	17,206
413	Zoetis, Inc.	25,763
		2,327,624

	Industrials – 9.5%
403	3M Company	83,901
123	Alaska Air Group, Inc.	11,040
329	American Airlines Group, Inc.	16,555
149	AMETEK, Inc.	9,025
133	AO Smith Corporation	7,492
271	Arconic, Inc.	6,138
554	Boeing Company	109,554
351	Caterpillar, Inc.	37,718
111	CH Robinson Worldwide, Inc.	7,623
75	Cintas Corporation	9,453
238	Copart, Inc. (a)	7,566
772	CSX Corporation	42,120
115	Cummins, Inc.	18,655
416	Danaher Corporation	35,106
235	Deere & Company	29,044
699	Delta Air Lines, Inc.	37,564
112	Dover Corporation	8,985
334	Eaton Corporation plc	25,995
363	Emerson Electric Company	21,642
82	Equifax, Inc.	11,268

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
June 30, 2017 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Industrials (Continued)
135	Expeditors International of Washington, Inc.	$7,625
212	Fastenal Company	9,228
260	FedEx Corporation	56,506
235	Fortive Corporation	14,887
146	Fortune Brands Home & Security, Inc.	9,525
195	General Dynamics Corporation	38,630
9,085	General Electric Company	245,386
568	Honeywell International, Inc.	75,709
39	Huntington Ingalls Industries, Inc.	7,260
280	IHS Markit, Ltd. (a)	12,331
244	Illinois Tool Works, Inc.	34,953
210	Ingersoll-Rand plc	19,192
87	JB Hunt Transport Services, Inc.	7,950
75	Kansas City Southern	7,849
56	L3 Technologies, Inc.	9,356
42	Lennox International, Inc.	7,713
213	Lockheed Martin Corporation	59,131
249	Masco Corporation	9,514
343	Nielsen Holdings plc	13,260
251	Norfolk Southern Corporation	30,547
123	Northrop Grumman Corporation	31,575
288	PACCAR, Inc.	19,020
117	Parker-Hannifin Corporation	18,699
140	Pentair plc	9,316
195	Raytheon Company	31,489
230	Republic Services, Inc.	14,658
91	Rockwell Automation, Inc.	14,738
106	Rockwell Collins, Inc.	11,138
73	Roper Technologies, Inc.	16,902
59	Snap-on, Inc.	9,322
559	Southwest Airlines Company	34,736
106	Stanley Black & Decker, Inc.	14,917
195	Textron, Inc.	9,185
55	TransDigm Group, Inc.	14,788
178	TransUnion (a)	7,709

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
June 30, 2017 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Industrials (Continued)
627	Union Pacific Corporation	$68,287
211	United Continental Holdings, Inc. (a)	15,878
710	United Parcel Service, Inc.	78,519
85	United Rentals, Inc. (a)	9,580
552	United Technologies Corporation	67,405
92	Verisk Analytics, Inc. (a)	7,762
41	W.W. Grainger, Inc.	7,402
306	Waste Management, Inc.	22,445
190	XPO Logistics, Inc. (a)	12,280
		1,760,746

	Information Technology – 23.3%
455	Accenture plc	56,274
352	Activision Blizzard, Inc.	20,265
471	Adobe Systems, Inc. (a)	66,618
69	Alliance Data Systems Corporation	17,712
602	Alphabet, Inc. (a)	559,667
195	Amphenol Corporation	14,395
307	Analog Devices, Inc.	23,885
4,266	Apple, Inc.	614,389
1,427	Applied Materials, Inc.	58,949
63	Arista Networks, Inc. (a)	9,437
97	Arrow Electronics, Inc. (a)	7,607
351	Automatic Data Processing, Inc.	35,964
394	Broadcom, Ltd.	91,822
234	CA, Inc.	8,066
121	CDW Corporation of Delaware	7,566
3,716	Cisco Systems, Inc.	116,311
120	Citrix Systems, Inc. (a)	9,550
474	Cognizant Technology Solutions Corporation	31,474
31	Coherent, Inc. (a)	6,975
198	CommScope Holding Company, Inc. (a)	7,530
1,090	Corning, Inc.	32,755
30	CoStar Group, Inc. (a)	7,908
198	DXC Technology Company	15,191

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
June 30, 2017 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Information Technology (Continued)
740	eBay, Inc. (a)	$25,841
187	Electronic Arts, Inc. (a)	19,770
3,420	Facebook, Inc. (a)	516,352
241	Fidelity National Information Services, Inc.	20,581
997	First Data Corporation (a)	18,145
151	Fiserv, Inc. (a)	18,473
78	FleetCor Technologies, Inc. (a)	11,248
167	Global Payments, Inc.	15,083
85	Harris Corporation	9,272
655	Hewlett Packard Enterprise Company	10,866
1,353	HP, Inc.	23,650
3,833	Intel Corporation	129,325
591	International Business Machines Corporation	90,914
264	Intuit, Inc.	35,062
53	IPG Photonics Corporation (a)	7,690
258	Juniper Networks, Inc.	7,193
146	KLA-Tencor Corporation	13,361
225	Lam Research Corporation	31,822
544	Marvell Technology Group, Ltd.	8,987
845	MasterCard, Inc.	102,625
236	Maxim Integrated Products, Inc.	10,596
202	Microchip Technology, Inc.	15,590
2,583	Micron Technology, Inc. (a)	77,128
5,962	Microsoft Corporation	410,961
197	Motorola Solutions, Inc.	17,088
186	NCR Corporation (a)	7,596
188	NetApp, Inc.	7,529
436	NVIDIA Corporation	63,028
468	ON Semiconductor Corporation (a)	6,571
2,629	Oracle Corporation	131,818
221	Paychex, Inc.	12,584
901	Paypal Holdings, Inc. (a)	48,357
971	QUALCOMM, Inc.	53,619
127	Red Hat, Inc. (a)	12,160
538	salesforce.com, Inc. (a)	46,591

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
June 30, 2017 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Information Technology (Continued)
221	Seagate Technology plc	$8,564
175	Skyworks Solutions, Inc.	16,791
249	SS&C Technologies Holdings, Inc.	9,564
561	Symantec Corporation	15,848
100	Take-Two Interactive Software, Inc. (a)	7,338
279	TE Connectivity, Ltd.	21,952
731	Texas Instruments, Inc.	56,236
125	Total System Services, Inc.	7,281
147	Vantiv, Inc. (a)	9,311
80	VeriSign, Inc. (a)	7,437
2,253	Visa, Inc.	211,286
317	VMware, Inc. (a)	27,715
434	Western Digital Corporation	38,452
170	Xilinx, Inc.	10,934
		4,306,495

	Materials – 2.6%
140	Air Products & Chemicals, Inc.	20,028
97	Albemarle Corporation	10,237
321	Ball Corporation	13,550
129	Berry Global Group, Inc. (a)	7,354
104	Celanese Corporation	9,874
326	Chemours Company	12,362
859	Dow Chemical Company	54,177
359	E.I. du Pont de Nemours and Company	28,975
135	Eastman Chemical Company	11,339
195	Ecolab, Inc.	25,886
97	FMC Corporation	7,086
2,089	Freeport-McMoRan, Inc. (a)	25,089
271	International Paper Company	15,341
383	LyondellBasell Industries NV	32,321
64	Martin Marietta Materials, Inc.	14,245
251	Monsanto Company	29,708
221	Newmont Mining Corporation	7,158
341	Nucor Corporation	19,734

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
June 30, 2017 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Materials (Continued)
71	Packaging Corporation of America	$7,909
563	Platform Specialty Products Corporation (a)	7,139
181	PPG Industries, Inc.	19,903
191	Praxair, Inc.	25,317
68	Sherwin-Williams Company	23,865
917	Southern Copper Corporation	31,756
258	Steel Dynamics, Inc.	9,239
129	Vulcan Materials Company	16,342
130	WestRock Company	7,366
		493,300

	Real Estate – 1.8%
346	AGNC Investment Corporation (b)	7,366
353	American Tower Corporation (b)	46,709
1,213	Annaly Capital Management, Inc. (b)	14,617
57	AvalonBay Communities, Inc. (b)	10,954
217	Crown Castle International Corporation (b)	21,739
81	Digital Realty Trust, Inc. (b)	9,149
102	EPR Properties (b)	7,331
68	Equinix, Inc. (b)	29,183
191	Equity Residential (b)	12,574
35	Essex Property Trust, Inc. (b)	9,004
96	Extra Space Storage, Inc. (b)	7,488
552	GGP, Inc. (b)	13,005
398	Host Hotels & Resorts, Inc. (b)	7,271
292	Prologis, Inc. (b)	17,123
98	Public Storage (b)	20,436
133	Realty Income Corporation (b)	7,339
97	SBA Communications Corporation (a),(b)	13,086
201	Simon Property Group, Inc. (b)	32,501
70	SL Green Realty Corporation (b)	7,406
118	Vornado Realty Trust (b)	11,080
226	Welltower, Inc. (b)	16,916
446	Weyerhaeuser Company (b)	14,941
		337,218

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
June 30, 2017 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Telecommunication Services – 2.9%
5,266	AT&T, Inc.	$198,686
354	CenturyLink, Inc.	8,454
148	Level 3 Communications, Inc. (a)	8,776
7,983	Sprint Corporation (a)	65,540
932	T-Mobile US, Inc. (a)	56,498
4,116	Verizon Communications, Inc.	183,821
402	Zayo Group Holdings, Inc. (a)	12,422
		534,197

	Utilities – 2.5%
787	AES Corporation	8,744
179	Alliant Energy Corporation	7,190
164	Ameren Corporation	8,966
436	American Electric Power Company, Inc.	30,289
117	American Water Works Company, Inc.	9,120
89	Atmos Energy Corporation	7,383
325	CenterPoint Energy, Inc.	8,899
244	Consolidated Edison, Inc.	19,720
420	Dominion Energy, Inc.	32,185
153	DTE Energy Company	16,186
517	Duke Energy Corporation	43,216
182	Edison International	14,231
117	Entergy Corporation	8,982
267	Eversource Energy	16,210
605	Exelon Corporation	21,822
318	FirstEnergy Corporation	9,273
301	NextEra Energy, Inc.	42,179
286	NiSource, Inc.	7,253
431	PG&E Corporation	28,605
84	Pinnacle West Capital Corporation	7,153
423	PPL Corporation	16,353
291	Public Service Enterprise Group	12,516
136	SCANA Corporation	9,113
836	Southern Company	40,028
234	WEC Energy Group, Inc.	14,363

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
June 30, 2017 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Utilities (Continued)
430	Xcel Energy, Inc.	$19,728
		459,707
	TOTAL COMMON STOCKS
	(Cost $15,932,298)	18,471,645

	SHORT-TERM INVESTMENTS – 0.1%
20,938	Morgan Stanley Institutional
	Liquidity Funds – Government Portfolio,
	Institutional Class, 0.84%*	20,938
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $20,938)	20,938
	TOTAL INVESTMENTS – 99.9%
	(Cost $15,953,236)	18,492,583
	Other Assets in Excess of Liabilities – 0.1%	12,689
	NET ASSETS – 100.0%	$18,505,272

Percentages are stated as a percent of net assets.

ADR – American Depositary Receipt
(a)	Non-income producing security
(b)	Real Estate Investment Trust (REIT)
*	Rate shown is the annualized seven-day yield as of June 30, 2017

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard and Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Statement of Assets & Liabilities
At June 30, 2017 (Unaudited)

ASSETS
Investments in securities, at value
(Cost $15,953,236)	$18,492,583
Dividends and interest receivable	16,888
Cash	663
Total assets	18,510,134

LIABILITIES
Management fees payable	4,862
Total liabilities	4,862

NET ASSETS	$18,505,272

Net Assets Consist of:
Paid-in capital	$15,749,682
Undistributed (accumulated) net investment income (loss)	169,212
Accumulated net realized gain (loss) on investments	47,031
Net unrealized appreciation (depreciation) of investments	2,539,347
Net assets	$18,505,272

Net Asset Value:
Net Assets	$18,505,272
Shares outstanding^	650,000
Net asset value, offering and redemption price per share	$28.47

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Statement of Operations
For the Six-Months Ended June 30, 2017 (Unaudited)

INCOME
Dividends
(net of foreign taxes withheld of $110)	$178,736
Interest	86
Total investment income	178,822

EXPENSES
Management fees	42,185
Total expenses	42,185
Less: fees waived	(32,811)
Net expenses	9,374
Net investment income	169,448

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	480,595
Change in unrealized appreciation
(depreciation) on investments	1,174,258
Net realized and unrealized
gain (loss) on investments	1,654,853
Net increase (decrease) in net assets
resulting from operations	$1,824,301

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Statements of Changes in Net Assets

	Six-Months Ended
	June 30, 2017	Year Ended
	(Unaudited)	December 31, 2016
OPERATIONS
Net investment income (loss)	$169,448	$328,603
Net realized gain (loss) on investments	480,595	144,825
Change in unrealized appreciation
(depreciation) of investments	1,174,258	1,633,475
Net increase (decrease) in net assets
resulting from operations	1,824,301	2,106,903

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(331,371)
Total distributions to shareholders	—	(331,371)

CAPITAL SHARE TRANSACTIONS
Proceeds from subscription	1,331,285	2,254,210
Payments for shares redeemed	(1,430,345)	(2,498,410)
Net increase (decrease) in net
assets derived from net share in
outstanding shares (a)	(99,060)	(244,200)
Net increase (decrease) in net assets	$1,725,241	$1,531,332

NET ASSETS
Beginning of period/year	$16,780,031	$15,248,699
End of period/year	$18,505,272	$16,780,031
Undistributed (accumulated)
net investment income (loss)	$169,212	$(236)

(a)	A summary of capital shares transactions is as follows:

	Six-Months Ended	Year Ended
	June 30, 2017	December 31, 2016
	Shares	Shares
Subscriptions	50,000	100,000
Redemptions	(50,000)	(100,000)
Net increase (decrease)	—	—

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC.  |DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Financial Highlights
For a capital share outstanding throughout the period/year

	Six-Months Ended
	June 30, 2017		Year Ended	Period Ended
	(Unaudited)		December 31, 2016	December 31, 2015(1)
Net asset value, beginning
of period/year	$25.82		$23.46	$24.27

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net investment
income (loss)(2)	0.25		0.47	0.29
Net realized and unrealized
gain (loss) on investments	2.40		2.38	(0.88)
Total from
investment operations	2.65		2.85	0.59

DISTRIBUTIONS:
Distributions from:
Net investment income	—		(0.49)	(0.22)
Total distributions	—		(0.49)	(0.22)

Net asset value,
end of period/year	$28.47		$25.82	$23.46

Total return	5.75	%(3)	12.22%	(2.40	)%(3)

SUPPLEMENTAL DATA:
Net assets at end
of period/year (000’s)	$18,505		$16,780	$15,249

RATIOS TO AVERAGE NET ASSETS:
Expenses before fees waived	0.45	%(4)	0.45%	0.45	%(4)
Expenses after fees waived	0.10	%(4)	0.10%	0.10	%(4)
Net investment income (loss)
before fees waived	1.46	%(4)	1.63%	1.53	%(4)
Net Investment income (loss)
after fees waived	1.81	%(4)	1.98%	1.88	%(4)
Portfolio turnover rate(5)	4	%(3)	32%	23	%(3)

(1)	Commenced operations on May 11, 2015.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Notes to Financial Statements
June 30, 2017 (Unaudited)

NOTE 1 – ORGANIZATION

Diamond Hill Valuation-Weighted 500 ETF (the “Fund”) is a diversified series of ETF Series Solutions (“ESS”) (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to track the price and total return performance, before fees and expenses, of the Diamond Hill Valuation-Weighted 500 Index (the “Index”). The Fund commenced operations on May 11, 2015. Prior to May 11, 2015 the Fund operated as the Diamond Hill Valuation-Weighted 500, L.P. (the “Partnership”or the “Predecessor Fund”), a private fund that has used the same Index methodology as the Fund since the Partnership’s inception on December 29, 2011. On May 12, 2015, the general partner of the Partnership dissolved the Partnership and the Partnership declared liquidating cash distributions payable to the general and limited partners. The general and limited partners used the cash proceeds of the liquidating cash distributions to purchase shares of the Fund on the same day.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Series – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on the NASDAQ Global Market ® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Notes to Financial Statements
June 30, 2017 (Unaudited) (Continued)

equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share. Short-term securities that have maturities of less than 60 days at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Notes to Financial Statements
June 30, 2017 (Unaudited) (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2017:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$18,471,645	$—	$—	$18,471,645
Short-Term
Investments	20,938	—	—	20,938
Total Investments
in Securities	$18,492,583	$—	$—	$18,492,583

^ See Schedule of Investments for breakout of investments by sector.

Transfers between levels are recognized at the end of the reporting period. During the six-months ended June 30, 2017 the Fund did not recognize any transfers to or from Levels 1, 2, or 3.

B.
Federal Income Taxes. The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Notes to Financial Statements
June 30, 2017 (Unaudited) (Continued)

uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These timing differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions received from the Fund’s investments in REITs may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of its income and distributions for financial statement purposes. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.

Distributions received from the Fund’s investments in master limited partnerships (“MLPs”) and Publicly Traded Partnerships are generally comprised of ordinary income and return of capital from the partnerships. The Fund allocates distributions between investment income and return of capital based on estimates. Such estimates are based on information provided by each partnership and other industry sources. These estimates may subsequently be revised based on actual allocations received from partnerships after their tax reporting periods are concluded, as the actual character of these distributions are not known until after the fiscal year end of the Fund.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gain on Fund securities are declared and paid by the Fund on at least an annual basis. Distributions are recorded on the ex-dividend date.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Notes to Financial Statements
June 30, 2017 (Unaudited) (Continued)

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange, (“NYSE”) is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

G.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.
Subsequent Events. In preparing these financial statements, Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to June 30, 2017, that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Diamond Hill Capital Management, Inc. (“the Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Notes to Financial Statements
June 30, 2017 (Unaudited) (Continued)

incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Fund, the Fund pays the Adviser 0.45% at an annual rate based on the Fund’s average daily net assets. The Fund’s Adviser has agreed to waive 0.35% of its Adviser fees for the Fund until at least April 30, 2020. This agreement may be terminated only by, or with the consent of, the Board.

U.S. Bancorp Fund Services, LLC (“USBFS” or “Administrator”) acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s custodian, transfer agent, and  fund accountants. USBFS also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the six-months ended June 30, 2017, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $1,177,852 and $799,403 respectively.

During the six-months ended June 30, 2017, there were no purchases or sales of U.S. Government securities.

During the six-months ended June 30, 2017, in-kind transactions associated with creations were $3,583,180 and $3,878,800 with redemptions.

NOTE 5 – INCOME TAX INFORMATION

The tax character of distributions paid by the Fund during the six-months ended June 30, 2017 and year ended December 31, 2016 were as follows:

	Six-Months Ended	Year Ended
	June 30, 2017	December 31, 2016
Ordinary Income	$ —	$ 331,371

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Notes to Financial Statements
June 30, 2017 (Unaudited) (Continued)

The amount and character of tax-basis distributions and composition of net assets, including undistributed (accumulated) net investment income (loss), are analyzed at fiscal year-end; accordingly, tax-basis balances have not been determined for the six-month period ended June 30, 2017.

The cost basis of investments for federal income tax purposes as of June 30, 2017 was as follows+:

Tax cost of investments	$15,953,236
Gross tax unrealized appreciation	2,831,568
Gross tax unrealized depreciation	(292,221)
Net tax unrealized appreciation (depreciation)	$2,539,347

+
Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

As of December 31, 2016, the components of accumulated earnings (losses) for income tax purposes were as follows:

Net tax unrealized appreciation/(depreciation)	$1,256,332
Undistributed ordinary Income	—
Undistributed long-term capital gains	—
Total distributable earnings	—
Other accumulated gain/(loss)	(325,043)
Total accumulated gain/(loss)	$(931,289)

As of December 31, 2016, the Fund had a post-October capital loss of $45,616 and no late-year ordinary losses.

As of December 31, 2016, the Fund had a short-term capital loss carryforward of $197,207, and a long-term capital loss carryforward of $82,220. These amounts do not have an expiration date.

NOTE 6 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on NYSE Arca. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.”  Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the

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Diamond Hill Valuation-Weighted 500 ETF

Notes to Financial Statements
June 30, 2017 (Unaudited) (Continued)

day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charges, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Unit. The standard fixed transaction fee for the Fund is $500, payable to the custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for the transaction fees received during the period. There were no variable fees received during the period. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 7 – BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2017, shareholders affiliated with the Adviser and its affiliates own 458,210 shares, which represents 70% of the total shares outstanding.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Expense Example
For the Six-Months Ended June 30, 2017 (Unaudited)

As a shareholder of Diamond Hill Valuation-Weighted 500 ETF (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 – June 30, 2017).

Actual Expenses
The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	January 1, 2017	June 30, 2017	the Period(1)
Actual	$1,000.00	$1,057.50	$0.51
Hypothetical (5% annual	$1,000.00	$1,024.30	$0.50
return before expenses)

(1)
The dollar amounts shown as expenses paid during the period are equal to the annualized six-month period expense ratio, 0.10%, multiplied by the average account value during the period, multiplied by the number of days in the most recent six-month period, 181 days, and divided by the number of days in the current twelve-month period, 365 days.

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Diamond Hill Valuation-Weighted 500 ETF

Approval of Advisory Agreement & Board Consideration
(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on April 27, 2017 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the Advisory Agreement (the “Advisory Agreement”) between Diamond Hill Capital Management, Inc. (the “Adviser”) and the Trust, on behalf of the Diamond Hill Valuation-Weighted 500 ETF (the “Fund”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent, and quality of the services provided by the Adviser; (ii) the cost of the services provided and the profits realized by the Adviser and its affiliates from services rendered to the Fund; (iii) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (iv) the extent to which economies of scale would be realized as the Fund grows and whether the advisory fee for the Fund reflects these economies of scale for the benefit of the Fund; and (v) other financial benefits to the Adviser and its affiliates resulting from services rendered to the Fund.

Prior to the Meeting, representatives from the Adviser, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Adviser’s fees and other aspects of the Advisory Agreement. The Board then discussed the written materials that it had received and any other information that the Board received at the Meeting, and deliberated on the approval of the Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services Provided.  The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser would continue to provide investment management services to the Fund. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past reports from the Trust’s Chief Compliance Officer. The Board also considered its previous experience with the Adviser providing investment management services to the Fund. The Board noted that it had previously received a copy of the Adviser’s registration form (“Form ADV”), as well as the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the firm’s management and staff.

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Diamond Hill Valuation-Weighted 500 ETF

Approval of Advisory Agreement & Board Consideration
(Unaudited) (Continued)

The Board also considered other services currently provided by the Adviser to the Fund, such as monitoring adherence to the Fund’s investment restrictions, monitoring compliance with various policies and procedures and with applicable securities regulations, and providing an index to the Fund.

Historical Performance.  The Board noted that it had received information regarding the Fund’s performance as of December 31, 2016, in the set of materials they had received in advance of the Meeting. The Board considered that, because the Fund is designed to track the performance of an index, the relevant consideration is the extent to which the Fund tracked its index before fees and expenses. The Board noted that for the one-year period, the Fund’s performance was in line with its underlying index before fees and expenses.

Cost of Services Provided and Economies of Scale.  The Board reviewed the expense ratio for the Fund and compared it to the universe of US Fund Large Value exchange-traded funds as reported by Morningstar. The Board noted that while the expense ratio for the Fund was higher than the median of its Category Peer Group, the fee waiver implemented by the Adviser resulted in the Fund’s expense ratio being significantly lower than the median.

The Board took into consideration that the advisory fee for the Fund was a “unified fee,” meaning that the Fund paid no expenses other than the advisory fee and certain other costs such as interest, brokerage and extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser continued to be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Fund, taking into account analyses of the Adviser’s profitability with respect to the Fund. The Board noted that it intends to monitor fees as the Fund grows in size and assess whether fee breakpoints may be warranted.

Conclusion.  No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Information About Portfolio Holdings
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.diamond-hill.com daily.

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”).  The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.diamond-hill.com.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the twelve-months ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Information About the Fund’s Trustees
(Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 617-0004 or by accessing the SEC’s website at www.sec.gov or by accessing the Fund’s website at www.diamond-hill.com.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Fund trades on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at www.diamond-hill.com.

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 (This Page Intentionally Left Blank.)

Adviser
Diamond Hill Capital Management, Inc.
325 John H. McConnell Blvd. Suite 200
Columbus, Ohio 43215

Index Provider
Diamond Hill Capital Management, Inc.
325 John H. McConnell Blvd. Suite 200
Columbus, Ohio 43215

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Diamond Hill Valuation-Weighted 500 ETF
Symbol – DHVW
CUSIP – 26922A875

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annul reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees

Item 11. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)*   /s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date    August 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/  Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date    August 30, 2017

By (Signature and Title)*   /s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date    August 30, 2017

* Print the name and title of each signing officer under his or her signature.